Offsetting of financial assets and financial liabilities (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2015	Dec. 31, 2014
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 272,000	SFr 623,300
Offsetting	(254,900)	(595,000)
of which counterparty netting	(223,000)	(561,600)
of which cash collateral netting	(31,900)	(33,400)
Total net derivatives subject to enforceable master netting agreements	17,100	28,300
Total derivatives not subject to enforceable master netting agreements	6,500	9,100
Total net derivatives presented in the consolidated balance sheets	23,600	37,400
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	43,200	69,900
Securities sold under repurchase agreements, offsetting	(21,400)	(31,900)
Securities sold under repurchase agreements, net	21,800	38,000
Securities lending transactions, gross	9,800	10,800
Securities lending transactions, offsetting	(2,100)	(3,000)
Securities lending transactions, net	7,700	7,800
Obligation to return securities received as collateral, at fair value, gross	19,400	18,800
Obligation to return securities received as collateral, at fair value, offsetting	0	0
Obligation to return securities received as collateral, at fair value, net	19,400	18,800
Total subject to enforceable master netting agreements, gross	72,400	99,500
Total subject to enforceable master netting agreements, offsetting	(23,500)	(34,900)
Total subject to enforceable master netting agreements, net	48,900	64,600
Total not subject to enforceable master netting agreements	26,200	32,400
Total, gross	98,600	131,900
Total, net	75,100	97,000
of which reported at fair value	32,398	54,732
Amounts not offset in the consolidated balance sheets
Derivatives, net	17,100	28,300
Derivatives, financial instruments	3,400	8,500
Derivatives, cash collateral received/pledged	0	0
Derivatives, net exposure	13,700	19,800
Securities sold under repurchase agreements, net	21,800	38,000
Securities sold under repurchase agreements, financial instruments	21,800	38,000
Securities sold under repurchase agreements, cash collateral received/pledged	0	0
Securities sold under repurchase agreements, net exposure	0	0
Securities lending transactions, net	7,700	7,800
Securities lending transactions, financial instruments	7,400	7,600
Securities lending transactions, cash collateral received/pledged	0	0
Securities lending transactions, net exposure	300	200
Obligation to return securities received as collateral, at fair value, net	19,400	18,800
Obligation to return securities received as collateral, financial instruments	18,500	18,100
Obligation to return securities received as collateral, cash collateral received/pledged	0	0
Obligation to return securities received as collateral, at fair value, net exposure	900	700
Total financial liabilities subject to enforceable, net	66,000	92,900
Total financial liabilities subject to enforceable, financial instruments	51,100	72,200
Total financial liabilities subject to enforceable, cash collateral received/pledged	0	0
Total financial liabilities subject to enforceable, net exposure	14,900	20,700
Trading Liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	23,500	36,900
Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	100	500
Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	(23,500)	(34,900)
Total, gross	70,100	105,000
Total, net	46,600	70,100
Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	0	0
Total, gross	28,500	26,900
Total, net	28,500	26,900
OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	18,500	256,100
Offsetting	(18,500)	(255,800)
Total net derivatives subject to enforceable master netting agreements	0	300
Amounts not offset in the consolidated balance sheets
Derivatives, net	0	300
OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	241,900	352,700
Offsetting	(226,500)	(326,100)
Total net derivatives subject to enforceable master netting agreements	15,400	26,600
Amounts not offset in the consolidated balance sheets
Derivatives, net	15,400	26,600
Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	11,600	14,500
Offsetting	(9,900)	(13,100)
Total net derivatives subject to enforceable master netting agreements	1,700	1,400
Amounts not offset in the consolidated balance sheets
Derivatives, net	1,700	1,400
Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	161,000	460,400
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	14,500	250,000
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	146,500	210,400
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0	0
Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	68,500	99,200
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	68,200	99,000
Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	300	200
Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	24,500	29,000
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	13,300	15,000
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	11,200	14,000
Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	16,400	25,600
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	4,000	6,100
Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	12,400	19,500
Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	1,600	9,100
Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	1,500	8,800
Other products | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	100	300
Bank
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	272,200	623,600
Offsetting	(255,100)	(595,300)
of which counterparty netting	(223,000)	(561,600)
of which cash collateral netting	(32,100)	(33,700)
Total net derivatives subject to enforceable master netting agreements	17,100	28,300
Total derivatives not subject to enforceable master netting agreements	6,500	9,100
Total net derivatives presented in the consolidated balance sheets	23,600	37,400
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	43,200	69,900
Securities sold under repurchase agreements, offsetting	(21,400)	(31,900)
Securities sold under repurchase agreements, net	21,800	38,000
Securities lending transactions, gross	9,800	10,800
Securities lending transactions, offsetting	(2,100)	(3,000)
Securities lending transactions, net	7,700	7,800
Obligation to return securities received as collateral, at fair value, gross	19,400	18,800
Obligation to return securities received as collateral, at fair value, offsetting	0	0
Obligation to return securities received as collateral, at fair value, net	19,400	18,800
Total subject to enforceable master netting agreements, gross	72,400	99,500
Total subject to enforceable master netting agreements, offsetting	(23,500)	(34,900)
Total subject to enforceable master netting agreements, net	48,900	64,600
Total not subject to enforceable master netting agreements	26,200	32,400
Total, gross	98,600	131,900
Total, net	75,100	97,000
of which reported at fair value	32,398	54,732
Amounts not offset in the consolidated balance sheets
Derivatives, net	17,100	28,300
Derivatives, financial instruments	3,400	8,500
Derivatives, cash collateral received/pledged	0	0
Derivatives, net exposure	13,700	19,800
Securities sold under repurchase agreements, net	21,800	38,000
Securities sold under repurchase agreements, financial instruments	21,800	38,000
Securities sold under repurchase agreements, cash collateral received/pledged	0	0
Securities sold under repurchase agreements, net exposure	0	0
Securities lending transactions, net	7,700	7,800
Securities lending transactions, financial instruments	7,400	7,600
Securities lending transactions, cash collateral received/pledged	0	0
Securities lending transactions, net exposure	300	200
Obligation to return securities received as collateral, at fair value, net	19,400	18,800
Obligation to return securities received as collateral, financial instruments	18,500	18,100
Obligation to return securities received as collateral, cash collateral received/pledged	0	0
Obligation to return securities received as collateral, at fair value, net exposure	900	700
Total financial liabilities subject to enforceable, net	66,000	92,900
Total financial liabilities subject to enforceable, financial instruments	51,100	72,200
Total financial liabilities subject to enforceable, cash collateral received/pledged	0	0
Total financial liabilities subject to enforceable, net exposure	14,900	20,700
Bank | Trading Liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	23,500	36,900
Bank | Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	100	500
Bank | Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	(23,500)	(34,900)
Total, gross	70,100	105,000
Total, net	46,600	70,100
Bank | Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	0	0
Total, gross	28,500	26,900
Total, net	28,500	26,900
Bank | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	18,600	256,200
Offsetting	(18,600)	(255,800)
Total net derivatives subject to enforceable master netting agreements	0	400
Amounts not offset in the consolidated balance sheets
Derivatives, net	0	400
Bank | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	241,900	352,800
Offsetting	(226,700)	(326,400)
Total net derivatives subject to enforceable master netting agreements	15,200	26,400
Amounts not offset in the consolidated balance sheets
Derivatives, net	15,200	26,400
Bank | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	11,700	14,600
Offsetting	(9,800)	(13,100)
Total net derivatives subject to enforceable master netting agreements	1,900	1,500
Amounts not offset in the consolidated balance sheets
Derivatives, net	1,900	1,500
Bank | Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	160,800	460,400
Bank | Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	14,500	250,100
Bank | Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	146,300	210,300
Bank | Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0	0
Bank | Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	68,500	99,200
Bank | Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	68,200	99,000
Bank | Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	300	200
Bank | Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	24,700	29,300
Bank | Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	13,500	15,300
Bank | Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	11,200	14,000
Bank | Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	16,400	25,600
Bank | Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	4,000	6,100
Bank | Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	12,400	19,500
Bank | Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	1,800	9,100
Bank | Other products | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	100	0
Bank | Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	1,500	8,700
Bank | Other products | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 200	SFr 400